Taxes - Additional Information (Details) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($) € / m³	Dec. 31, 2024 CAD ($) € / Mcf	Sep. 30, 2022
Disclosure of income tax
Applicable tax rate	24.41%	24.35%
Unused tax losses for which no deferred tax asset recognised	$ 2,900,000	$ 3,200,000	$ 2,900,000	$ 2,900,000
Deductible temporary differences, unused tax losses and unused tax credits expired	29,400	202,200	29,400	29,400
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,300,000	1,000,000	1,300,000	1,300,000
Windfall taxes	(9,074)	78,426
Income tax expense relating to Pillar Two	6,500
Vermilion's Canada Segment
Disclosure of income tax
Deductible temporary differences, unused tax losses and unused tax credits expired	$ 1,300,000	$ 1,400,000	$ 1,300,000	$ 1,300,000
France
Disclosure of income tax
Applicable tax rate	25.80%	25.80%
Netherlands
Disclosure of income tax
Applicable tax rate	50.00%	50.00%
Windfall royalty rate	65.00%		65.00%	65.00%
Netherlands | Minimum
Disclosure of income tax
Windfall royalty annual realized pricing			0.5	13.4
Germany
Disclosure of income tax
Applicable tax rate	31.10%	31.20%
Temporary solidarity contribution		33.00%
Ireland
Disclosure of income tax
Applicable tax rate	25.00%	25.00%
Temporary solidarity contribution		75.00%
USA
Disclosure of income tax
Applicable tax rate	21.00%	21.00%
European Union | Minimum
Disclosure of income tax
Average taxable profits					0.00%
Temporary solidarity contribution	33.00%
European Union | Maximum
Disclosure of income tax
Average taxable profits					120.00%
Corporate income tax | Australia
Disclosure of income tax
Applicable tax rate	30.00%	30.00%
PRRT | Australia
Disclosure of income tax
Applicable tax rate	40.00%	40.00%